SIGNIFICANT RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of significant related party transactions

	2021	2020
	RMB’000	RMB’000
Amounts owed to related parties	36,348	36,348

	36,348	36,348